DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2017 and December 31, 2016 is summarized as follows:

(in thousands of $)	2017	2016
Interest rate swaps	908	1,502
Currency swaps	143	92
Bunker derivatives	35	—
Asset - Derivatives fair value	1,086	1,594

(in thousands of $)	2017	2016
Interest rate swaps	4,438	1,777
Currency swaps	41	213
Bunker derivatives	60	—
Liability - Derivatives fair value	4,539	1,990

Derivative Instruments Loss (Gain)
During the six months ended June 30, 2017 and June 30, 2016, the following amounts were recognized in the consolidated statement of operations:

(in thousands of $)		2017	2016
Interest rate swaps	Interest expense	749	991
	Unrealized fair value loss	3,254	18,721
Foreign currency swaps	Unrealized fair value gain	(80)	(974)
	Realized gain	(126)	(35)
Forward freight agreements	Realized loss	(7)	38
Bunker derivatives	Realized loss (gain)	(3)	624
	Unrealized fair value gain	9	(1,544)
		3,796	17,821